151 Farmington Avenue
                                                     Hartford, CT 06156


[AETNA LOGO]                                         Maria R. L. Stewart
[AETNA LETTERHEAD]                                   ARS Law TS31
                                                     (860) 273-6286
December 1, 1999                                     Fax:  (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C
    Prospectus Title:  Individual Deferred Variable Annuity Contracts for
                       Individual Retirement Annuities (IRAs) and Simplified Employee Pension (SEP) Plans under Section 408
    File Nos.:  33-75988* and 811-2513
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplements contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 ("Amendment No. 18") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 18 which was declared effective on December 1, 1999. The text of Amendment No. 18 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart
    -------------------
Maria R. L. Stewart

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*Pursuant to Rule 429(a) under the securities Act of 1933, the Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statement Nos.:
33-75972, 33-76024, and 33-89858.